Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended
	June 30, 2021		June 30, 2020		June 30, 2021		December 31, 2020
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	60	17,334	155	13,958	53	3,874	251	3,655
Fresenius SE affiliates	2,164	48,110	2,021	53,703	864	12,610	824	7,944
Equity method investees	12,611	—	2,778	—	87,175	—	74,935	—
Total	14,835	65,444	4,954	67,661	88,092	16,484	76,010	11,599

Products
Fresenius SE affiliates	24,535	13,769	21,918	20,139	11,529	3,414	10,330	5,732
Equity method investees	—	219,861	—	243,148	—	60,572	—	57,207
Total	24,535	233,630	21,918	263,287	11,529	63,986	10,330	62,939

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,885 and €5,368 at June 30, 2021 and December 31, 2020, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the six months ended June 30, 2021			For the six months ended June 30, 2020			June 30, 2021		December 31, 2020
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,958	335	608	3,995	375	398	54,110	54,767	58,073	58,610
Fresenius SE affiliates	6,561	567	38	6,644	657	175	73,464	74,763	80,188	81,410
Total	10,519	902	646	10,639	1,032	573	127,574	129,530	138,261	140,020

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.